Debt Obligations Net - 2031 Notes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 10, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Face amount	$ 850,000		$ 377,000
2031 Notes
Debt Instrument [Line Items]
Stated interest rate	3.13%
2031 Notes | Senior Notes
Debt Instrument [Line Items]
Face amount	$ 700,000	$ 700,000
Stated interest rate		3.125%
2031 Notes | Senior Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemtion price	100.00%
2031 Notes | Senior Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemtion price	101.00%